UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06707

Aquila Narragansett Tax-Free Income Fund
(formerly, Narragansett Insured Tax-Free Income Fund)

(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end:  06/30/12

Date of reporting period:  12/31/12

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
December 31, 2012

A tax-free income investment

Serving Rhode Island Investors For Over Twenty Years Aquila Narragansett Tax-Free Income Fund “Sticking To Basics”

February, 2013

Dear Fellow Shareholder:

     Credit crunch – financial crisis – fiscal cliff – these are just some of the terms that have been in the media over the past year. It’s enough to make your head spin and your stomach turn.

     While we certainly take note of the opinions in the press, Management of your Fund doesn’t unduly stress over them. Why? Because we stick to basics – emphasis on high quality securities, intermediate maturity and geographic diversification among projects and communities within Rhode Island. Add to this, local orientation, detailed research and top quality service providers, and we believe we have a formula that has served you, and our other shareholders, well over the years in your search for preservation of capital and tax-free income. And, we believe it will continue to serve you well in whatever economic environment prevails during 2013.

     Investment Quality. No matter what the quality rating for a particular security may be, it will still be subject to market fluctuations – even in the calmest of markets. However, in general, the higher the quality rating of a municipal security, the greater and more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. Exaggerated price changes that may occur in emotionally charged securities markets normally do not represent the ability of a municipal issuer to pay interest and principal in a timely manner on any particular security. It is the cash flow and solidness of the municipal issuer that count - and this is reflected in the quality level of the credit rating.

     Thus, in accordance with your Fund’s prospectus, Aquila Narragansett Tax-Free Income Fund may only purchase investment grade securities – those rated within the top four credit ratings by a nationally-recognized statistical rating organization - or, if unrated, determined by your investment team to be of comparable quality. We have specifically designed your Fund this way since we believe there is no substitute for quality.

     Intermediate Maturity. Through utilizing a blend of maturities – both shorter-term and longer-term – Aquila Narragansett Tax-Free Income Fund attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this approach takes the best that each investment has to offer – gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

     Diversification of the Portfolio. To the maximum extent possible, Aquila Narragansett Tax-Free Income Fund strives to invest in as many projects, and types of projects, as possible throughout the state. This is done not only to limit exposure in any particular situation, but also to enhance the quality of life throughout Rhode Island by financing worthy municipal projects.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Local Orientation. To strengthen the fingers that Aquila Narragansett Tax-Free Income Fund keeps on the pulse of the communities it serves, we have intentionally structured your Fund’s Management to include several residents of Rhode Island. With this structure, we believe your Fund is more sensitive to the subtle nuances within Rhode Island.

     Detailed Research. The research conducted prior to investing in a bond, and ongoing credit monitoring, make it possible to evaluate potential risks associated with an individual bond and the adequacy of the compensation provided for that risk. Simply put, we seek to evaluate whether, as a bond investor, your Fund is adequately compensated for the risk associated with lending to a particular issuer.

     Top Quality Service Providers. We seek to ensure that highly qualified and knowledgeable organizations look after your investment on a day-to-day basis. The Manager, including its portfolio management team, shareholder servicing and transfer agent, custodian, fund accounting agent, security pricing services, distributor, legal counsel, and auditors were all very carefully chosen and, in our opinion, possess a high level of integrity and expertise.

     So, when it appears that the world just might be coming apart at the seams, rest assured that Management of your Fund intends to continue to stick to some tried and true basics.

Sincerely,

Diana P. Herrmann, President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (23.2%)	and Fitch	Value
	Bristol, Rhode Island
$2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA-/NR	$2,417,404
2,500,000	4.375%, 02/15/29 AGC Insured	Aa2/AA-/NR	2,773,150
	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	Aa3/NR/NR	526,735
	Cranston, Rhode Island
250,000	5.000%, 02/15/22 AGMC Insured
	(pre-refunded)	Aa3/AA-/AA-	263,085
250,000	5.000%, 02/15/24 AGMC Insured
	(pre-refunded)	Aa3/AA-/AA-	263,085
2,455,000	4.625%, 07/01/25 AGMC Insured	Aa3/AA-/NR	2,689,452
990,000	4.750%, 07/01/28 AGMC Insured	Aa3/AA-/NR	1,080,783
1,000,000	4.250%, 04/01/18 NPFG Insured	A2/A/A	1,071,560
1,000,000	4.250%, 04/01/19 NPFG Insured	A2/A/A	1,066,360
1,000,000	4.300%, 04/01/20 NPFG Insured	A2/A/A	1,061,460
1,000,000	4.500%, 04/01/23 NPFG Insured	A2/A/A	1,058,350
1,500,000	4.500%, 04/01/26 NPFG Insured	A2/A/A	1,573,215
750,000	4.300%, 07/01/30 2010 Series A
	AGMC Insured	Aa3/AA-/A	814,980
500,000	4.375%, 02/01/33 2012 Series A
	AGMC Insured	Aa3/AA-/A	529,760
	Cumberland, Rhode Island
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA-/NR	1,106,660
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA-/NR	672,894
250,000	4.000%, 02/01/14 NPFG/ FGIC Insured	A1/A/NR	250,710
250,000	4.000%, 02/01/15 NPFG/ FGIC Insured	A1/A/NR	250,710
250,000	4.000%, 02/01/16 NPFG/ FGIC Insured	A1/A/NR	250,710
250,000	4.100%, 02/01/17 NPFG/ FGIC Insured	A1/A/NR	250,728
250,000	4.150%, 02/01/18 NPFG/ FGIC Insured	A1/A/NR	250,738
500,000	4.250%, 11/01/27 Series 2011A	NR/A/NR	531,365
500,000	4.625%, 11/01/31 Series 2011A	NR/A/NR	536,475
	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	Aa3/AA-/NR	2,694,250
	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	556,650
	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,101,100
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,947,299
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,185,400

1 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	North Providence, Rhode Island
$500,000	4.700%, 09/15/14 AGMC Insured	Aa3/AA-/NR	$501,300
500,000	3.650%, 10/15/14 AGMC Insured	Aa3/AA-/NR	508,265
2,225,000	3.625%, 07/15/15 AGMC Insured	Aa3/AA-/NR	2,287,656
500,000	3.750%, 10/15/15 AGMC Insured	Aa3/AA-/NR	508,100
250,000	4.000%, 10/15/17 AGMC Insured	Aa3/AA-/NR	254,003
	Pawtucket, Rhode Island
910,000	4.000%, 04/15/14 AMBAC Insured	Baa2/NR/BBB-	911,947
1,950,000	4.500%, 07/15/26 AGC Insured	Aa3/NR/NR	2,103,075
1,500,000	4.750%, 07/15/29 AGC Insured	Aa3/NR/NR	1,623,165
	Providence, Rhode Island
500,000	5.000%, 07/15/14 AGMC Insured	Aa3/AA-/BBB	523,810
1,500,000	5.000%, 01/15/23 AGMC Insured Series
	2010 A Refunding	Aa3/AA-/NR	1,677,465
1,500,000	5.000%, 01/15/26 AGMC Insured Series
	2010 A Refunding	Aa3/AA-/NR	1,655,205
	Rhode Island State & Providence
	Plantations Consolidated Capital
	Development Loan
2,000,000	4.500%, 02/01/17 NPFG Insured
	(pre-refunded)	Aa2/AA/AA	2,090,300
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,763,107
	Warwick, Rhode Island
1,000,000	4.000%, 08/01/16 AGMC Insured
	Series 2008	Aa3/AA-/NR	1,096,580
1,015,000	4.000%, 08/01/17 AGMC Insured
	Series 2008	Aa3/AA-/NR	1,125,838
905,000	4.250%, 01/15/18 Syncora Guarantee,
	Inc. Insured	Aa3/AA-/NR	979,862
	West Warwick, Rhode Island
500,000	4.875%, 03/01/16 AMBAC Insured	Baa1/NR/BBB+	501,655
670,000	5.000%, 03/01/17 AMBAC Insured	Baa1/NR/BBB+	672,278
700,000	5.050%, 03/01/18 AMBAC Insured	Baa1/NR/BBB+	702,422
735,000	5.100%, 03/01/19 AMBAC Insured	Baa1/NR/BBB+	737,572
1,900,000	4.625%, 04/01/26 AGC Insured	Aa3/NR/NR	2,113,332
1,400,000	4.750%, 04/01/29 AGC Insured	Aa3/NR/NR	1,551,900
	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured	Aa2/AA/NR	986,895
900,000	4.000%, 07/01/18 NPFG Insured	Aa2/AA/NR	991,440

2 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	Woonsocket, Rhode Island
$685,000	4.550%, 12/15/13 NPFG/ FGIC Insured	B2/NR/B	$685,034
550,000	4.250%, 03/01/25 AMBAC Insured	B2/NR/B	438,702
	Total General Obligation Bonds		58,765,976

	Revenue Bonds (75.6%)

	Development Revenue Bonds (4.8%)
	Providence, Rhode Island Redevelopment
	Agency Revenue Refunding Public
	Safety Building Project
2,000,000	4.750%, 04/01/22 AMBAC Insured
	Series A	Baa2/BBB-/NR	2,047,260
1,000,000	5.000%, 04/01/28 AMBAC Insured
	Series A	Baa2/BBB-/NR	1,011,540
	Rhode Island Certificates of Participation
	(Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC
	Insured	Aa3/AA-/AA-	1,072,670
	Rhode Island Certificates of Participation
	(Kent County Court House Project)
250,000	5.000%, 10/01/22 NPFG Insured
	Series 2004 A	Aa3/AA-/AA-	267,985
	Rhode Island Convention Center
	Authority Revenue Refunding
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AA-/AA	2,146,460
4,000,000	5.000%, 05/15/23 AGMC Insured
	Series 2005 A	Aa3/AA-/AA	4,260,320
1,500,000	5.500%, 05/15/27 AGMC Insured
	Series A	Aa3/AA-/AA-	1,718,520
	Total Development Revenue Bonds		12,524,755

	Higher Education Revenue Bonds (24.6%)
	Rhode Island Health & Education
	Building Corp., Brown University
2,500,000	4.750%, 09/01/33 Series 2003 A	Aa1/AA+/NR	2,550,475
1,000,000	4.750%, 09/01/37 Series 2003 A	Aa1/AA+/NR	1,018,400
	Rhode Island Health & Education
	Building Corp., Bryant University
1,000,000	5.125%, 06/01/19 AMBAC Insured	A2/A/NR	1,002,480
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,205,884

3 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education Revenue Bonds
	(continued)
	Rhode Island Health & Education
	Building Corp., Bryant University
	(continued)
$1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	$1,587,303
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,106,660
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,570,136
	Rhode Island Health & Education
	Building Corp., Higher Educational
	Facilities
1,010,000	3.625%, 09/15/14 Series 2003 B NPFG
	Insured	Baa2/BBB/NR	1,016,727
1,050,000	4.000%, 09/15/15 Series 2003 B NPFG
	Insured	Baa2/BBB/NR	1,067,755
1,040,000	4.000%, 09/15/16 Series 2003 B NPFG
	Insured	Baa2/BBB/NR	1,050,473
600,000	3.625%, 09/15/14 Series 2003 C NPFG
	Insured	Baa2/BBB/NR	604,206
500,000	4.000%, 09/15/15 Series 2003 C NPFG
	Insured	Baa2/BBB/NR	508,805
500,000	4.000%, 09/15/16 Series 2003 C NPFG
	Insured	Baa2/BBB/NR	505,380
5,000,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	5,627,650
	Rhode Island Health & Education
	Building Corp., Johnson & Wales
	University
465,000	5.500%, 04/01/15 Series 1999 A NPFG
	Insured	Baa2/BBB/NR	504,869
900,000	5.500%, 04/01/16 Series 1999 A NPFG
	Insured	Baa2/BBB/NR	999,567
785,000	5.500%, 04/01/17 Series 1999 A NPFG
	Insured	Baa2/BBB/NR	888,314
500,000	5.250%, 04/01/14 Series 2003 Syncora
	Guarantee, Inc. Insured	NR/NR/NR*	505,675
2,000,000	4.000%, 04/01/14 Series 2003 Syncora
	Guarantee, Inc. Insured	NR/NR/NR*	2,016,680
1,500,000	5.000%, 04/01/29 NPFG Insured	Baa2/BBB/NR	1,500,930

4 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education Revenue Bonds
	(continued)
	Rhode Island Health & Educational
	Building Corp., Higher Education
	Facility, New England Institute of
	Technology
3,000,000	4.750%, 03/01/30 Series 2010 A	NR/A/A+	$3,277,200
	Rhode Island Health & Educational
	Building Corp., Higher Education
	Facility, Rhode Island School of
	Design
5,000,000	4.000%, 06/01/31 2012 Series A	A1/NR/A+	5,235,600
1,750,000	3.125%, 08/15/25 AGM-CR Insured
	Series B	Aa3/AA-/NR	1,776,915
2,115,000	3.500%, 08/15/29 AGM-CR Insured
	Series B	Aa3/AA-/NR	2,168,869
1,000,000	3.500%, 08/15/30 AGM-CR Insured
	Series B	Aa3/AA-/NR	1,020,480
1,310,000	5.625%, 08/15/22 Syncora Guarantee,
	Inc. Insured Series D (pre-refunded).	A1/NR/NR	1,398,438
900,000	5.000%, 08/15/23 Syncora Guarantee,
	Inc. Insured Series D (pre-refunded)	A1/NR/NR	967,590
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,050,550
	Rhode Island Health & Educational
	Building Corp., Higher Education
	Facility, University of Rhode Island
	Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B
	AGMC Insured	Aa3/AA-/NR	2,265,680
	Rhode Island Health & Educational
	Building Corp., University of Rhode
	Island
800,000	5.000%, 09/15/23 Series 2003 C
	Refunding NPFG Insured	Baa2/BBB/NR	808,320
1,200,000	4.125%, 09/15/13 Series 2005 G
	AMBAC Insured	Aa3/A+/NR	1,227,672
1,000,000	4.500%, 09/15/26 Series 2005 G
	Refunding AMBAC Insured	Aa3/A+/NR	1,048,880

5 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education Revenue Bonds
	(continued)
	Rhode Island Health & Education
	Facilities Authority, Providence
	College
$1,000,000	4.250%, 11/01/14 Syncora Guarantee,
	Inc. Insured (pre-refunded)	A2/NR/NR	$1,033,030
2,500,000	4.375%, 11/01/15 Syncora Guarantee,
	Inc. Insured (pre-refunded)	A2/NR/NR	2,585,150
2,500,000	4.500%, 11/01/16 Syncora Guarantee,
	Inc. Insured (pre-refunded)	A2/NR/NR	2,587,725
1,000,000	4.500%, 11/01/17 Syncora Guarantee,
	Inc. Insured (pre-refunded)	A2/NR/NR	1,035,090
1,000,000	5.000%, 11/01/24 Syncora Guarantee,
	Inc. Insured Series 2003 A
	(pre-refunded)	A2/NR/NR	1,039,200
1,500,000	4.000%, 11/01/31	A2/A/NR	1,573,905
	Rhode Island State Economic
	Development Corp., University of
	Rhode Island
750,000	4.900%, 11/01/13 Series 1999 AGMC
	Insured	Aa3/NR/NR	752,490
750,000	5.000%, 11/01/14 Series 1999 AGMC
	Insured	Aa3/NR/NR	752,430
	Total Higher Education Revenue Bonds		62,443,583

	Hospital Revenue Bonds (3.8%)
	Rhode Island Health & Education
	Building Corp., Lifespan Obligation
2,500,000	5.000%, 05/15/20 Series A AGMC
	Insured	Aa3/AA-/NR	2,747,900
5,000,000	5.000%, 05/15/26 Series A AGMC
	Insured	Aa3/AA-/NR	5,382,300
1,500,000	5.250%, 05/15/26 NPFG Insured	Baa1/BBB/NR	1,501,560
	Total Hospital Revenue Bonds		9,631,760

	Housing Revenue Bonds (7.6%)
	Rhode Island Housing & Mortgage
	Finance Corp. Home Funding
3,195,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	3,329,510
2,250,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	2,334,150
1,530,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,623,498
995,000	4.200%, 10/01/28 2011 Series 4	Aa2/NR/NR	1,055,426

6 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing Revenue Bonds (continued)
	Rhode Island Housing & Mortgage
	Finance Corp. Home Funding
	(continued)
$1,345,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	$1,321,799
1,600,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	1,590,464
2,360,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	2,306,050
	Rhode Island Housing & Mortgage
	Finance Corp. Homeowner
	Opportunity
1,000,000	3.750%, 10/01/13 Series 50-A NPFG
	Insured	Aa2/AA+/NR	1,013,840
	Rhode Island Housing & Mortgage
	Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,658,675
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,105,020
	Total Housing Revenue Bonds		19,338,432

	Public School Revenue Bonds (19.6%)
	Providence, Rhode Island Public
	Building Authority, School Projects
500,000	5.500%, 12/15/14 Series 1996 B
	NPFG Insured	Baa2/BBB/NR	501,900
500,000	5.500%, 12/15/15 Series 1996 B
	NPFG Insured	Baa2/BBB/NR	501,765
1,000,000	5.250%, 12/15/14 Series 1998 A
	AGMC Insured	Aa3/AA-/NR	1,003,430
685,000	5.000%, 12/15/18 Series 1998 A
	AGMC Insured	Aa3/AA-/NR	686,877
500,000	5.125%, 12/15/14 Series 1999 A
	AMBAC Insured	Baa2/BBB-/NR	501,110
250,000	5.250%, 12/15/15 Series 1999 A
	AMBAC Insured	Baa2/BBB-/NR	250,530
1,500,000	5.250%, 12/15/17 Series 1999 A
	AMBAC Insured	Baa2/BBB-/NR	1,503,345
1,000,000	5.250%, 12/15/19 Series 1999 A
	AMBAC Insured	Baa2/BBB-/NR	1,001,920
1,000,000	4.000%, 12/15/13 Series 2003 A
	NPFG Insured	Baa2/BBB/NR	1,002,560
1,505,000	4.000%, 12/15/14 Series 2003 A
	NPFG Insured	Baa2/BBB/NR	1,508,221

7 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Public School Revenue Bonds
	(continued)
	Providence, Rhode Island Public
	Building Authority, School Projects
	(continued)
$1,570,000	4.000%, 12/15/15 Series 2003 A
	NPFG Insured	Baa2/BBB/NR	$1,573,124
1,630,000	4.000%, 12/15/16 Series 2003 A
	NPFG Insured	Baa2/BBB/NR	1,632,787
3,000,000	4.500%, 05/15/27 Series A AGMC
	Insured	Aa3/AA-/NR	3,186,480
3,000,000	4.500%, 05/15/28 Series 2007 A
	AGMC Insured	Aa3/AA-/NR	3,172,620
2,000,000	4.500%, 05/15/26 Series 2007 A
	AGMC Insured	Aa3/AA-/NR	2,129,380
3,000,000	4.500%, 05/15/27 Series 2007 B
	AGMC Insured	Aa3/AA-/NR	3,173,880
3,000,000	4.500%, 05/15/28 Series 2007 C
	AGMC Insured	Aa3/AA-/NR	3,160,080
	Rhode Island Certificates of Participation
	(School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009
	AGC Insured	Aa3/AA-/AA-	1,137,020
500,000	5.625%, 04/01/29 Series C 2009
	AGC Insured	Aa3/AA-/AA-	568,385
	Rhode Island Health & Education
	Building Corp., Public School
	Financing Program - Chariho
	Regional School District
1,000,000	5.000%, 05/15/26 Series 2011B	Aa3/NR/NR	1,130,350
	Rhode Island Health & Education
	Building Corp., Public School
	Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,177,715
1,600,000	3.250%, 05/15/29	Aa1/AA+/NR	1,646,928
1,650,000	3.375%, 05/15/30	Aa1/AA+/NR	1,706,975
1,200,000	3.500%, 05/15/31	Aa1/AA+/NR	1,247,640

8 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Public School Revenue Bonds
	(continued)
	Rhode Island Health & Education
	Building Corp., Public School
	Financing Program, City of East
	Providence
$1,000,000	3.375%, 05/15/27 Series B	Aa3/NR/NR	$1,000,370
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	992,400
	Rhode Island Health & Education
	Building Corp., Public School
	Financing Program
1,000,000	5.000%, 05/15/17 Series 2006 A
	AGMC Insured	Aa3/AA-/NR	1,110,200
500,000	5.000%, 05/15/20 Series 2007 A
	AGMC Insured	Aa3/NR/NR	563,710
500,000	5.000%, 05/15/17 Series 2008 A
	AGMC Insured	Aa3/NR/NR	567,525
1,000,000	4.250%, 05/15/21 Series 2007 B
	AGMC Insured	Aa3/AA-/NR	1,078,770
1,500,000	4.250%, 05/15/21 Series A AGMC
	Insured	Aa3/NR/NR	1,635,690
2,000,000	4.375%, 05/15/22 Series A AGMC
	Insured	Aa3/NR/NR	2,183,940
3,000,000	4.500%, 05/15/25 Series A AGMC
	Insured	Aa3/NR/NR	3,261,630
2,000,000	4.750%, 05/15/29 Series A AGMC
	Insured	Aa3/NR/NR	2,152,640
	Total Public School Revenue Bonds		49,651,897

	Student Loan Revenue (0.4%)
	State of Rhode Island Student Loan
	Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/A+/A	1,062,850

	Transportation Revenue Bonds (6.9%)
	Rhode Island State Economic
	Development Corp., Airport Revenue
540,000	4.625%, 07/01/26 AGC Insured
	Series B	Aa3/AA-/A-	581,008
1,000,000	5.000%, 07/01/18 AGC Insured
	Series C	Aa3/AA-/A-	1,142,430

9 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation Revenue Bonds
	(continued)
	Rhode Island State Economic
	Development Corp., Airport Revenue
	(continued)
$1,670,000	5.000%, 07/01/13 NPFG Insured
	Series C	A3/BBB+/A-	$1,698,607
1,500,000	5.000%, 07/01/22 NPFG Insured
	Series C	A3/BBB+/A-	1,589,295
	Rhode Island State Economic
	Development Corp., Motor Fuel Tax
	Revenue (Rhode Island Department
	of Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC
	Insured	A2/A+/A	1,009,740
1,000,000	4.000%, 06/15/18 Series 2006A
	AMBAC Insured	A2/A+/A	1,045,530
2,385,000	4.700%, 06/15/23 Series 2003A
	AMBAC Insured	A2/A+/A	2,402,697
	Rhode Island State Economic
	Development Corp., (Rhode Island
	Airport Corp. Intermodal Facility
	Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance
	North America, Inc. Insured	Baa1/BBB+/NR	1,061,260
	Rhode Island Economic Development
	Corp. (Rhode Island Department of
	Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	Aa3/AA-/A+	1,784,505
	Rhode Island State Turnpike & Bridge
	Authority
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,778,224
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,224,220
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,103,540
	Total Transportation Revenue Bonds		17,421,056

	Water and Sewer Revenue Bonds (7.4%)
	Bristol County, Rhode Island Water
	Authority
1,000,000	3.500%, 12/01/13 Series 2004
	Refunding A NPFG Insured	Baa2/BBB/NR	1,014,960
1,000,000	3.500%, 12/01/14 Series 2004
	Refunding A NPFG Insured	Baa2/BBB/NR	1,023,020

10 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer Revenue Bonds
	(continued)
	Narragansett, Rhode Island Bay
	Commission Wastewater System
$365,000	5.000%, 08/01/27 Series 2003 A
	NPFG Insured	Baa2/AA-/NR	$393,587
1,000,000	5.000%, 02/01/32 Series 2007 A
	NPFG Insured	NR/AA-/NR	1,101,160
4,230,000	5.000%, 08/01/35 Series A NPFG
	Insured	Baa2/AA-/NR	4,504,062
	Rhode Island Clean Water Protection
	Finance Agency
295,000	4.600%, 10/01/13 Series A AMBAC
	Insured	Aaa/NR/NR	295,956
325,000	4.750%, 10/01/14 Series A AMBAC
	Insured	Aaa/NR/NR	326,069
1,545,000	4.750%, 10/01/18 Series A AMBAC
	Insured	Aaa/NR/NR	1,549,959
760,000	5.400%, 10/01/15 1993 Series A
	NPFG Insured	Aaa/BBB/NR	818,816
500,000	4.750%, 10/01/20 1999 Series A
	AMBAC Insured	Aaa/NR/NR	501,495
	Rhode Island Clean Water Finance
	Agency, Water Pollution Control
	Bonds
310,000	5.000%, 10/01/18 Series B NPFG
	Insured	Aaa/AAA/NR	311,042
4,765,000	4.375%, 10/01/21 Series 2002 B
	NPFG Insured	Aaa/AAA/AAA	4,776,102
	Rhode Island Water Resources Board
	Public Drinking Water Protection
1,500,000	4.000%, 03/01/14 Series 2002 NPFG
	Insured	Baa2/BBB/NR	1,502,820
595,000	4.250%, 03/01/15 Series 2002 NPFG
	Insured	Baa2/BBB/NR	596,148
	Total Water and Sewer Revenue Bonds		18,715,196

11 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

			Rating
Principal			Moody’s, S&P
Amount		Revenue Bonds (continued)	and Fitch	Value

		Other Revenue Bonds (0.5%)
		State of Rhode Island Depositors
		Economic Protection Corp.
$500,000		6.000%, 08/01/17 NPFG Insured ETM	NR/BBB/NR	$545,430
250,000		5.750%, 08/01/21 Series A AGMC
		Insured ETM	NR/NR/NR*	330,938
215,000		6.375%, 08/01/22 Series A NPFG
		Insured ETM	NR/BBB/AAA	297,498
		Total Other Revenue Bonds		1,173,866

		Total Revenue Bonds		191,963,395

		Total Investments (cost $238,999,481-
		note 4)	98.8%	250,729,371
		Other assets less liabilities	1.2	3,072,028
		Net Assets	100.0%	$253,801,399

	*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

Percent of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch	5.3%
Pre-refunded bonds††/Escrowed to
maturity bonds	5.8
Aa of Moody’s or AA of S&P or Fitch	57.8
A of Moody’s or S&P or Fitch	16.6
Baa of Moody’s or BBB of S&P or Fitch	13.1
B of Moody’s or B of Fitch	0.4
Not Rated*	1.0
100.0%

12 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

†	Where applicable, calculated using the highest rating of the three NRSROs.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

13 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2012 (unaudited)

ASSETS
Investments at value (cost $238,999,481)	$250,729,371
Cash	2,918,572
Interest receivable	2,481,338
Receivable for Fund shares sold	44,567
Other assets	63,102
Total assets	256,236,950
LIABILITIES
Payable for Fund shares redeemed	1,578,902
Dividends payable	737,444
Management fee payable	80,041
Distribution and service fees payable	6,022
Accrued expenses	33,142
Total liabilities	2,435,551
NET ASSETS	$253,801,399
Net Assets consist of:
Capital Stock - Authorized 80,000,000 shares, par value $0.01
per share	$232,983
Additional paid-in capital	241,847,923
Net unrealized appreciation on investments (note 4)	11,729,890
Accumulated net realized loss on investments	(73,498)
Undistributed net investment income	64,101
	$253,801,399

CLASS A
Net Assets	$145,209,213
Capital shares outstanding	13,330,290
Net asset value and redemption price per share	$10.89
Maximum offering price per share (100/96 of $10.89 adjusted
to nearest cent)	$11.34

CLASS C
Net Assets	$22,169,127
Capital shares outstanding	2,035,351
Net asset value and offering price per share	$10.89
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed during the first 12 months
after purchase)	$10.89	*

CLASS I
Net Assets	$288,385
Capital shares outstanding	26,486
Net asset value, offering and redemption price per share	$10.89

CLASS Y
Net Assets	$86,134,674
Capital shares outstanding	7,906,149
Net asset value, offering and redemption price per share	$10.89

See accompanying notes to financial statements.

14 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2012 (unaudited)

Investment Income:

Interest income		$5,064,924

Expenses:

Management fee (note 3)	$635,351
Distribution and service fees (note 3)	219,692
Legal fees	94,341
Trustees’ fees and expenses (note 8)	64,576
Transfer and shareholder servicing agent
fees (note 3)	62,318
Shareholders’ reports and proxy
statements	21,829
Auditing and tax fees	9,629
Custodian fees (note 6)	7,585
Fund accounting fees	7,482
Insurance	4,425
Registration fees and dues	3,541
Chief compliance officer services (note 3)	2,786
Miscellaneous	16,113
Total expenses	1,149,668

Management fee waived (note 3)	(165,191)
Expenses paid indirectly (note 6)	(1,399)
Net expenses		983,078
Net investment income		4,081,846

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	6,059
Change in unrealized appreciation on
investments	2,552,546

Net realized and unrealized gain (loss) on
investments		2,558,605
Net change in net assets resulting from
operations		$6,640,451

See accompanying notes to financial statements.

15 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2012	Year Ended
	(unaudited)	June 30, 2012
OPERATIONS:
Net investment income	$4,081,846	$8,390,287
Net realized gain (loss) from securities
transactions	6,059	238,542
Change in unrealized appreciation on
investments	2,552,546	5,891,931
Change in net assets from operations	6,640,451	14,520,760

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(2,382,386)	(5,165,290)

Class C Shares:
Net investment income	(258,597)	(606,886)

Class I Shares:
Net investment income	(4,451)	(9,248)

Class Y Shares:
Net investment income	(1,427,900)	(2,592,898)
Change in net assets from distributions	(4,073,334)	(8,374,322)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	16,430,790	42,222,021
Reinvested dividends and distributions	1,461,011	3,521,913
Cost of shares redeemed	(16,009,874)	(44,244,636)
Change in net assets from capital
share transactions	1,881,927	1,499,298

Change in net assets	4,449,044	7,645,736

NET ASSETS:
Beginning of period	249,352,355	241,706,619

End of period*	$253,801,399	$249,352,355

* Includes undistributed net investment
income and distributions in excess of
net investment income of:	$64,101	$55,589

See accompanying notes to financial statements.

16 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2012 (unaudited)

1. Organization

     Aquila Narragansett Tax-Free Income Fund (the “Fund”) (from inception until October 18, 2012, the Fund operated under the name Narragansett Insured Tax-Free Income Fund), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. On December 1, 2012, the Board of Trustees approved a change in the Fund’s fiscal year end from June to March.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

17 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	250,729,371
Level 3 – Significant Unobservable Inputs	—
Total	$250,729,371

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

18 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2010-2012) or expected to be taken in the Fund’s 2013 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On June 30, 2012, the Fund increased additional paid-in capital by $8,431 and decreased undistributed net investment income by $8,431. These reclassifications have no effect on net assets or net asset value per share.

i)
Accounting pronouncement: In December 2011, FASB (the “Financial Accounting Standards Board”) issued ASU (“Accounting Standards Update”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund’s net assets.

19 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

     Citizens Investment Advisors, a department of RBS Citizens, N.A. (the “Sub-Adviser”), serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund’s net assets.

     For the six months ended December 31, 2012, the Fund incurred management fees of $635,351 of which $165,191 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.83% for Class A Shares, 1.68% for Class C Shares, 0.98% for Class I Shares or 0.68% for Class Y Shares. These expense limitations are in effect until October 31, 2013. Prior to October 31, 2013, the Manager may not terminate the arrangement without the approval of the Board of Trustees.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”), including, but not limited to, any principal underwriter of the Fund with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended December 31, 2012, distribution fees on Class A Shares amounted to $110,647, of which the Distributor retained $3,478.

20 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended December 31, 2012, amounted to $81,567. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended December 31, 2012, amounted to $27,189. The total of these payments with respect to Class C Shares amounted to $108,756, of which the Distributor retained $25,428.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended December 31, 2012, these payments were made at the average annual rate of 0.35% of such net assets amounting to $506 of which $289 related to the Plan and $217 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Rhode Island, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended December 31, 2012, total commissions on sales of Class A Shares amounted to $242,708, of which the Distributor received $20,581.

4. Purchases and Sales of Securities

     During the six months ended December 31, 2012, purchases of securities and proceeds from the sales of securities aggregated $20,375,429 and $11,530,000, respectively.

21 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

     At December 31, 2012, the aggregate tax cost for all securities was $238,935,378. At December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $12,102,233 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $308,240 for a net unrealized appreciation of $11,793,993.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers’ ability to meet their obligations.

     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 2012, the Fund had all of its net assets invested in the securities of Rhode Island issuers.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

22 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended December 31, 2012		Year Ended
	(unaudited)		June 30, 2012
	Shares	Amount	Shares	Amount

Class A Shares:
Proceeds from shares sold	626,367	$6,821,717	1,513,351	$16,195,459
Reinvested distributions	95,362	1,038,604	243,137	2,605,830
Cost of shares redeemed	(909,381)	(9,906,177)	(2,516,350)	(26,960,476)
Net change	(187,652)	(2,045,856)	(759,862)	(8,159,187)

Class C Shares:
Proceeds from shares sold	147,247	1,601,365	427,311	4,569,106
Reinvested distributions	14,206	154,716	36,465	390,714
Cost of shares redeemed	(80,147)	(870,888)	(829,745)	(8,890,179)
Net change	81,306	885,193	(365,969)	(3,930,359)

Class I Shares:
Proceeds from shares sold	–	–	–	–
Reinvested distributions	340	3,709	863	9,248
Cost of shares redeemed	(253)	(2,763)	(651)	(6,973)
Net change	87	946	212	2,275

Class Y Shares:
Proceeds from shares sold	736,161	8,007,708	1,995,072	21,457,456
Reinvested distributions	24,195	263,982	48,102	516,121
Cost of shares redeemed	(481,760)	(5,230,046)	(782,101)	(8,387,008)
Net change	278,596	3,041,644	1,261,073	13,586,569
Total transactions in Fund
shares	172,337	$1,881,927	135,454	$1,499,298

8. Trustees’ Fees and Expenses

     At December 31, 2012 there were 7 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended December 31, 2012 was $46,956. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended December 31, 2012, such meeting-related expenses amounted to $17,620.

23 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

     At June 30, 2012, the Fund had a capital loss carryover of $79,557 acquired in the acquisition of Ocean State Tax-Exempt Fund, which expires on June 30, 2016. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

     Tax character of distributions:

	Year Ended June 30,
	2012	2011
Net tax-exempt income	$8,366,991	$8,945,624
Ordinary income	7,331	2,081
	$8,374,322	$8,947,705

24 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

     As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$254,697
Accumulated net realized loss	(79,557)
Unrealized appreciation	9,232,933
Other temporary differences	(254,697)
$9,153,376

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     Beginning in December 2007, the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

12. Recent Development

     The city of Central Falls emerged from Chapter 9 bankruptcy in late October after just over two years in Receivership and Chapter 9 bankruptcy. Providence averted recent fiscal and budgetary concerns as a result of negotiations between the mayor and the city’s unions, retirees, and large not-for-profit institutions. And, other cities and towns throughout the state are also beginning to address pension and other post-employment benefit shortfall concerns as well.

25 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

			Class A
	Six Months
	Ended
	12/31/12		Year Ended June 30,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.78		$10.51	$10.64	$10.44	$10.39	$10.37
Income (loss) from investment operations:
Net investment income(1)	0.18		0.37	0.39	0.39	0.38	0.38
Net gain (loss) on securities (both
realized and unrealized)	0.11		0.27	(0.13)	0.20	0.06	0.03
Total from investment operations	0.29		0.64	0.26	0.59	0.44	0.41
Less distributions (note 9):
Dividends from net investment income	(0.18)		(0.37)	(0.39)	(0.39)	(0.39)	(0.39)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.18)		(0.37)	(0.39)	(0.39)	(0.39)	(0.39)
Net asset value, end of period	$10.89		$10.78	$10.51	$10.64	$10.44	$10.39
Total return (not reflecting sales charge)	2.67	%(2)	6.15%	2.48%	5.71%	4.30%	4.00%
Ratios/supplemental data
Net assets, end of period (in millions)	$145		$146	$150	$151	$134	$105
Ratio of expenses to average net assets	0.75	%(3)	0.71%	0.62%	0.59%	0.60%	0.64%
Ratio of net investment income to
average net assets	3.23	%(3)	3.45%	3.68%	3.63%	3.68%	3.63%
Portfolio turnover rate	5	%(2)	11%	9%	3%	6%	3%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.88	%(3)	0.87%	0.84%	0.87%	0.90%	0.97%
Ratio of net investment income to
average net assets	3.10	%(3)	3.29%	3.46%	3.35%	3.38%	3.29%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.75	%(3)	0.71%	0.62%	0.59%	0.59%	0.63%
_______________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.

See accompanying notes to financial statements.

26 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

			Class C
	Six Months
	Ended
	12/31/12		Year Ended June 30,
	(unaudited)		2012		2011		2010		2009		2008
Net asset value, beginning of period	$10.78		$10.51		$10.64		$10.44		$10.39		$10.37
Income (loss) from investment operations:
Net investment income(1)	0.13		0.28		0.30		0.29		0.29		0.29
Net gain (loss) on securities (both
realized and unrealized)	0.11		0.27		(0.13)		0.21		0.06		0.03
Total from investment operations	0.24		0.55		0.17		0.50		0.35		0.32
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.28)		(0.30)		(0.30)		(0.30)		(0.30)
Distributions from capital gains	–		–		–		–		–		–
Total distributions	(0.13)		(0.28)		(0.30)		(0.30)		(0.30)		(0.30)
Net asset value, end of period	$10.89		$10.78		$10.51		$10.64		$10.44		$10.39
Total return (not reflecting sales charge)	2.23	%(2)	5.25	%(2)	1.62	%(2)	4.81	%(2)	3.42	%(2)	3.12	%(2)
Ratios/supplemental data
Net assets, end of period (in millions)	$22		$21		$24		$22		$12		$11
Ratio of expenses to average net assets	1.60	%(3)	1.57%		1.47%		1.44%		1.45%		1.51%
Ratio of net investment income to
average net assets	2.38	%(3)	2.60%		2.83%		2.75%		2.82%		2.76%
Portfolio turnover rate	5	%(2)	11%		9%		3%		6%		3%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.73	%(3)	1.72%		1.69%		1.72%		1.75%		1.82%
Ratio of net investment income to
average net assets	2.25	%(3)	2.45%		2.61%		2.47%		2.52%		2.45%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.60	%(3)	1.57%		1.47%		1.44%		1.44%		1.48%
_______________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.

See accompanying notes to financial statements.

27 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

			Class I
	Six Months
	Ended
	12/31/12		Year Ended June 30,
	(unaudited)		2012		2011		2010		2009		2008
Net asset value, beginning of period	$10.78		$10.51		$10.63		$10.44		$10.39		$10.37
Income (loss) from investment operations:
Net investment income(1)	0.17		0.35		0.37		0.37		0.37		0.37
Net gain (loss) on securities (both
realized and unrealized)	0.11		0.27		(0.12)		0.19		0.06		0.03
Total from investment operations	0.28		0.62		0.25		0.56		0.43		0.40
Less distributions (note 9):
Dividends from net investment income	(0.17)		(0.35)		(0.37)		(0.37)		(0.38)		(0.38)
Distributions from capital gains	–		–		–		–		–		–
Total distributions	(0.17)		(0.35)		(0.37)		(0.37)		(0.38)		(0.38)
Net asset value, end of period	$10.89		$10.78		$10.51		$10.63		$10.44		$10.39
Total return (not reflecting sales charge)	2.59	%(2)	5.99	%(2)	2.42	%(2)	5.45	%(2)	4.17	%(2)	3.84	%(2)
Ratios/supplemental data
Net assets, end of period (in millions)	$0.3		$0.3		$0.3		$0.3		$0.3		$0.5
Ratio of expenses to average net assets	0.90	%(3)	0.87%		0.78%		0.74%		0.74%		0.81%
Ratio of net investment income to
average net assets	3.08	%(3)	3.29%		3.25%		3.49%		3.54%		3.47%
Portfolio turnover rate	5	%(2)	11%		9%		3%		6%		3%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.03	%(3)	1.02%		1.00%		1.02%		1.04%		1.12%
Ratio of net investment income to
average net assets	2.95	%(3)	3.14%		3.30%		3.20%		3.24%		3.16%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.90	%(3)	0.87%		0.78%		0.74%		0.73%		0.77%
_______________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.

See accompanying notes to financial statements.

28 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

			Class Y
	Six Months
	Ended
	12/31/12		Year Ended June 30,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.78		$10.51	$10.64	$10.44	$10.39	$10.37
Income (loss) from investment operations:
Net investment income(1)	0.19		0.38	0.40	0.40	0.40	0.40
Net gain (loss) on securities (both
realized and unrealized)	0.11		0.27	(0.13)	0.20	0.05	0.03
Total from investment operations	0.30		0.65	0.27	0.60	0.45	0.43
Less distributions (note 9):
Dividends from net investment income	(0.19)		(0.38)	(0.40)	(0.40)	(0.40)	(0.41)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.19)		(0.38)	(0.40)	(0.40)	(0.40)	(0.41)
Net asset value, end of period	$10.89		$10.78	$10.51	$10.64	$10.44	$10.39
Total return (not reflecting sales charge)	2.75	%(2)	6.31%	2.64%	5.86%	4.46%	4.16%
Ratios/supplemental data
Net assets, end of period (in millions)	$86		$82	$67	$52	$50	$45
Ratio of expenses to average net assets	0.60	%(3)	0.57%	0.47%	0.44%	0.45%	0.51%
Ratio of net investment income to
average net assets	3.37	%(3)	3.59%	3.83%	3.78%	3.83%	3.75%
Portfolio turnover rate	5	%(2)	11%	9%	3%	6%	3%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.73	%(3)	0.72%	0.69%	0.72%	0.75%	0.82%
Ratio of net investment income to
average net assets	3.24	%(3)	3.43%	3.61%	3.49%	3.53%	3.44%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.60	%(3)	0.57%	0.47%	0.44%	0.44%	0.47%
_______________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.

See accompanying notes to financial statements.

29 | Aquila Narragansett Tax-Free Income Fund

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on July 1, 2012 and held for the six months ended December 31, 2012.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended December 31, 2012

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.67%	$1,000.00	$1,026.70	$3.83
Class C	2.23%	$1,000.00	$1,022.30	$8.16
Class I	2.59%	$1,000.00	$1,025.90	$4.60
Class Y	2.75%	$1,000.00	$1,027.50	$3.07

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.75%, 1.60%, 0.90% and 0.60% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

30 | Aquila Narragansett Tax-Free Income Fund

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2012

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.42	$3.82
Class C	5.00%	$1,000.00	$1,017.14	$8.13
Class I	5.00%	$1,000.00	$1,020.67	$4.58
Class Y	5.00%	$1,000.00	$1,022.18	$3.06

(1)
Expenses are equal to the annualized expense ratio of 0.75%, 1.60%, 0.90% and 0.60% for the Trust’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

31 | Aquila Narragansett Tax-Free Income Fund

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the “Fund”) was held on October 17, 2012. The holders of shares representing 92% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.	To elect Trustees.

	Dollar Amount of Votes:

Trustee	For	Withheld
Thomas A. Christopher	$230,546,736	$1,737,016
David A. Duffy	$229,383,043	$2,900,709
Diana P. Herrmann	$230,395,806	$1,887,946
Anne J. Mills	$230,395,806	$1,887,946
John J. Partridge	$229,509,079	$2,774,673
James R. Ramsey	$228,090,524	$4,193,228
Laureen L. White	$230,466,715	$1,817,037

2.	To ratify the selection of Tait, Weller & Baker LLP as the Fund’s independent registered public accounting firm.

	Dollar Amount of Votes:

For	Against	Abstain
$229,993,455	$963,851	$1,326,446

Special Shareholder Meeting Results (unaudited)

     A Special Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the “Fund”) was held on October 17, 2012. The holders of shares representing 65% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

		Dollar Amount of Votes:

1.	To eliminate fundamental policy relating to Insured Rhode Island Obligations:

	For	Against	Abstain
	$154,878,888	$7,540,822	$2,256,284

2.	To eliminate fundamental policy relating to Permitted Fund Investments:

	For	Against	Abstain
	$155,314,931	$7,181,435	$2,179,628

3.	To eliminate fundamental policy relating to Investments in voting securities:

	For	Against	Abstain
	$155,117,526	$7,146,339	$2,412,129

32 | Aquila Narragansett Tax-Free Income Fund

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www. aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2012 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended June 30, 2012, $8,366,991 of dividends paid by Narragansett Insured Tax-Free Income Fund, constituting 99.91% of total dividends paid during fiscal 2012, were exempt-interest dividends.

     Prior to February 15, 2013, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2012 calendar year.

33 | Aquila Narragansett Tax-Free Income Fund

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Citizens Investment Advisors, a department of RBS Citizens, N.A. (the “Sub-Adviser”) to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     Contract review materials were provided to the Trustees in November 2012. The independent Trustees met telephonically in November, 2012 and in person in December, 2012 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund.

     At a meeting held in December, 2012, based on their evaluation of the information provided by the Manager and the Sub-Adviser, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until December 31, 2013. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s co-portfolio managers, Messrs. Salvatore C. DiSanto and Jeffrey K. Hanna. The co-portfolio managers, based in Providence, Rhode Island, have provided local information regarding specific holdings in the Fund’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies.

     The Trustees considered that the Manager and the Sub-Adviser had provided all administrative and advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.

34 | Aquila Narragansett Tax-Free Income Fund

     The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, as applicable.

The investment performance of the Fund and the Manager and the Sub-Adviser.

     The Trustees reviewed each aspect of the Fund’s performance and compared its performance with that of its competitors (as identified by the Manager), its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide), and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. It was noted that the materials provided by the Manager indicated that the Fund had investment performance measured by total return that lagged compared to that of its Morningstar peer group, its competitors and its benchmark index. It also was noted that the Fund’s distribution yield (based on net asset value) for each of 2009, 2010 and 2011 generally exceeded the average yield for the same period of its Morningstar peer group.

     The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees also noted that the Fund was now the only Rhode Island state-specific tax-free municipal bond fund in the State. In addition, the Trustees considered that the group of competitive funds that were identified by the Manager and the Fund’s peer group included funds whose investment objectives, strategies and risk profiles differed from that of the Fund. The Trustees observed that the Fund’s Sharpe and Treynor ratios, which measure risk-adjusted return, were generally more favorable than those of the funds with differing investment characteristics when those differences were taken into account.

     The Trustees discussed the reasons for the Fund’s underperformance with the Sub-Adviser and considered the Fund’s investment approach and the market conditions present during the relevant periods. The Trustees also noted the recent elimination of certain of the Fund’s fundamental policies and discussed the impact of those policies on the management of the Fund’s portfolio, noting in particular that the Fund now is able to invest more of its assets in Rhode Island tax-free municipal obligations that are not insured. The Trustees agreed that they would continue to monitor the performance of the Fund closely.

The costs of the services to be provided and profits to be realized by the Manager and the Sub-Adviser and their affiliates from their relationship with the Fund.

     The information provided by the Manager in connection with the renewal contained advisory fee and expense data for the Fund and its competitors (as identified by the Manager) and all single state municipal bond funds, as well as data for its Morningstar peer group, including data for all such front-end sales charge funds of a comparable size. The Trustees considered that the Manager, not the Fund, paid the Sub-Adviser pursuant to the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the fee under the Advisory Agreement retained by the Manager. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Fund, as well as the profitability to Aquila Distributors, Inc. (the “Distributor”) of distribution services provided to the Fund.

35 | Aquila Narragansett Tax-Free Income Fund

     The Board noted that the Manager and, in turn, the Sub-Adviser was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period October 16, 2012 through December 31, 2013 so that total Fund expenses would not exceed 0.83 of 1% for Class A Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

     The Trustees compared the advisory fee and expense data with respect to the Fund to similar data about other funds that they found to be relevant. The Trustees concluded that the advisory fee and expenses of the Fund were similar to and were reasonable as compared to those advisory fees and expenses being paid by the Fund’s Morningstar peer group and that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

     The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the services provided to the Fund. The Trustees noted that the Distributor did not derive profits from its relationship with the Fund. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. It was noted that as assets increase certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services and not only in respect of the Fund. The Trustees considered that the materials indicated that the Fund’s fees, after fee waivers, were generally lower than those of its peers, including those with breakpoints in the advisory fee schedule. Additionally, the Trustees noted that the Manager continued to waive a portion of its fees. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.. Evaluation of this factor indicated to the Trustees that the Advisory Agreement and Sub-Advisory Agreement should be renewed without the addition of breakpoints at this time.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

36 | Aquila Narragansett Tax-Free Income Fund

Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
     CITIZENS INVESTMENT ADVISORS,
A DEPARTMENT OF RBS CITIZENS, N. A.
     One Citizens Plaza
Providence, Rhode Island 02903

Board of Trustees
David A. Duffy, Chair
Thomas A. Christopher
Diana P. Herrmann
Anne J. Mills
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Stephen J. Caridi, Senior Vice President
Paul G. O’Brien, Senior Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
     JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
(formerly, Narragansett Insured Tax-Free Income Fund)

By:	/s/ Diana P. Herrmann
President and Trustee March 4, 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer March 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee March 4, 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer March 4, 2013

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
(formerly, Narragansett Insured Tax-Free Income Fund)

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.